New Accounting Guidance (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016
Accounting Standards Update 2015-03 [Member] | Other Noncurrent Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of debt issuance cost with (decrease) to assets and decrease to liabilities	$ (17.9)	$ (17.0)
Accounting Standards Update 2015-03 [Member] | Other Noncurrent Assets [Member] | Discontinued Operations [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of debt issuance cost with (decrease) to assets and decrease to liabilities	0.0	(9.6)
Accounting Standards Update 2015-03 [Member] | Long-term Debt [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of debt issuance cost with (decrease) to assets and decrease to liabilities	17.9	17.0
Accounting Standards Update 2015-03 [Member] | Long-term Debt [Member] | Discontinued Operations [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reclassification of debt issuance cost with (decrease) to assets and decrease to liabilities	0.0	$ 9.6
Accounting Standards Update 2015-17 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in noncurrent deferred tax assets	13.7
Decrease in noncurrent deferred tax liabilities	$ 99.9